PROVISIONS - Disclosure of Provisions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Reconciliation of changes in other provisions [abstract]
Balance at beginning period	$ 0
Arising during the year	3,521
Utilized	(2,335)
Unused amounts reversed	0
Changes in discount rate	0
Balance at ending period	1,187
Current portion	1,187
Non-current portion	0
Restructuring
Reconciliation of changes in other provisions [abstract]
Balance at beginning period	0
Arising during the year	3,521
Utilized	(2,335)
Unused amounts reversed	0
Changes in discount rate	0
Balance at ending period	1,187
Current portion	1,187
Non-current portion	$ 0